UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Fund
June 30, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Capital Equipment - 0.49%
Dresser-Rand Group Inc.*	79,000	$3,120,500
Goodman Global, Inc.*	80,700	1,793,154
		4,913,654
Hotels and Gaming - 0.49%
Pinnacle Entertainment, Inc.*	103,000	2,899,450
Starwood Hotels & Resorts Worldwide, Inc.	30,000	2,012,100
		4,911,550
Motion Pictures - 0.14%
National CineMedia, Inc.*	51,300	1,436,913

Petroleum -- Services - 0.14%
Diamond Offshore Drilling, Inc.	13,900	1,411,684

Utilities -- Telephone - 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4

TOTAL COMMON STOCKS AND WARRANTS - 1.26%		$12,673,805

(Cost: $10,398,209)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 1.37%
American Airlines, Inc.,
7.379%, 5-23-16	$2,341	2,188,695
Continental Airlines, Inc.,
7.339%, 4-19-14	7,500	7,406,250
Continental Airlines Pass Through Trust Certificates,
7.566%, 3-15-20	4,147	4,157,667
		13,752,612
Aircraft - 0.58%
Esterline Technologies Corporation,
7.75%, 6-15-13	4,750	4,797,500
L-3 Communications Corporation,
6.125%, 1-15-14	1,050	989,625
		5,787,125
Aluminum - 0.15%
Century Aluminum Company,
7.5%, 8-15-14	1,450	1,462,687

Apparel - 0.94%
Oxford Industries, Inc.,
8.875%, 6-1-11	2,475	2,555,437
Perry Ellis International, Inc.,
8.875%, 9-15-13	6,750	6,851,250
		9,406,687
Beverages - 0.47%
Constellation Brands, Inc.:
8.125%, 1-15-12	1,750	1,780,625
7.25%, 9-1-16	3,000	2,925,000
		4,705,625
Broadcasting - 1.99%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9-15-10	6,380	6,667,100
Charter Communications Holdings, LLC and CCH I Holdings, LLC,
11.0%, 10-1-15	2,000	2,082,500
Entercom Radio, LLC and Entercom Capital, Inc.,
7.625%, 3-1-14	3,000	2,970,000
Mediacom Broadband LLC and Mediacom Broadband Corporation,
8.5%, 10-15-15 (C)	3,000	3,015,000
PanAmSat Corporation:
9.0%, 8-15-14	3,000	3,127,500
9.0%, 6-15-16	2,000	2,095,000
		19,957,100
Business Equipment and Services - 10.68%
Allied Waste North America, Inc.:
9.25%, 9-1-12	6,666	6,990,968
7.25%, 3-15-15	3,725	3,687,750
7.125%, 5-15-16	1,000	977,500
Carriage Services, Inc.,
7.875%, 1-15-15	2,600	2,632,500
Corrections Corporation of America:
7.5%, 5-1-11	1,750	1,774,063
6.75%, 1-31-14	3,250	3,176,875
DynCorp International and DIV Capital Corporation,
9.5%, 2-15-13	4,750	5,052,812
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11-15-14	8,000	8,280,000
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4-15-14	4,920	5,141,400
Iron Mountain Incorporated:
8.625%, 4-1-13	5,000	5,012,500
7.75%, 1-15-15	7,000	6,825,000
Lamar Advertising Company,
6.625%, 8-15-15	5,500	5,211,250
Lamar Media Corp.:
7.25%, 1-1-13	2,759	2,752,103
6.625%, 8-15-15	1,500	1,421,250
Mobile Mini, Inc.,
6.875%, 5-1-15 (C)	4,940	4,791,800
R.H. Donnelley Corporation,
6.875%, 1-15-13	6,450	6,111,375
Realogy Corporation,
7.5%, 10-15-16 (C)	6,800	6,800,000
SunGard Data Systems Inc.,
10.25%, 8-15-15	12,530	13,250,475
Syniverse Technologies, Inc.,
7.75%, 8-15-13	1,285	1,227,175
Tube City IMS Corporation,
9.75%, 2-1-15 (C)	2,450	2,511,250
UCAR Finance Inc.,
10.25%, 2-15-12	294	307,965
West Corporation:
9.5%, 10-15-14	8,825	9,045,625
11.0%, 10-15-16	4,000	4,180,000
		107,161,636
Capital Equipment - 3.32%
Case New Holland Inc.:
9.25%, 8-1-11	3,500	3,668,700
7.125%, 3-1-14	1,560	1,579,500
CDRV Investors, Inc.:
9.86%, 12-1-11 (C)(D)	1,200	1,200,000
0.0%, 1-1-15 (E)	4,540	4,131,400
Chase Merger Sub, Inc.,
9.5%, 8-1-14	4,175	4,279,375
Dresser-Rand Group Inc.,
7.375%, 11-1-14	2,727	2,737,226
RBS Global, Inc. and Rexnord LLC,
8.875%, 9-1-16	1,190	1,192,975
Simmons Bedding Company,
7.875%, 1-15-14	7,412	7,374,940
Simmons Company,
0.0%, 12-15-14 (E)	8,500	7,140,000
		33,304,116
Chemicals -- Petroleum and Inorganic - 0.61%
Nalco Company:
7.75%, 11-15-11	5,000	5,037,500
8.875%, 11-15-13	1,000	1,037,500
		6,075,000
Chemicals -- Specialty - 3.38%
Compass Minerals International, Inc.:
0.0%, 12-15-12 (E)	5,000	5,137,500
0.0%, 6-1-13 (E)	6,750	6,699,375
Huntsman International LLC,
7.375%, 1-1-15	2,000	2,100,000
Matrix Acquisition Corp.,
9.5%, 4-15-17 (C)	3,200	3,216,000
Momentive Performance Materials Inc.:
9.75%, 12-1-14 (C)	5,000	5,050,000
11.5%, 12-1-16 (C)	9,000	9,090,000
Mosaic Company (The),
7.625%, 12-1-16 (C)	2,600	2,658,500
		33,951,375
Coal - 0.91%
Foundation PA Coal Company,
7.25%, 8-1-14	9,200	9,119,500

Communications Equipment - 0.72%
Intelsat (Bermuda), Ltd.,
8.87188%, 1-15-15 (D)	7,050	7,199,813

Computers -- Main and Mini - 0.61%
Xerox Corporation:
6.4%, 3-15-16	5,000	5,030,830
6.75%, 2-1-17	1,075	1,102,711
		6,133,541
Computers -- Peripherals - 1.02%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11-1-11 (E)	11,050	10,276,500

Construction Materials - 5.28%
AMH Holdings, Inc.,
0.0%, 3-1-14 (E)	8,625	6,425,625
Associated Materials Incorporated,
9.75%, 4-15-12	5,820	6,081,900
Builders FirstSource, Inc.,
9.61%, 2-15-12 (D)	8,290	8,393,625
Interface, Inc.:
10.375%, 2-1-10	5,435	5,842,625
9.5%, 2-1-14	5,495	5,920,862
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11-1-11	6,750	6,969,375
Ply Gem Industries, Inc.,
9.0%, 2-15-12	14,375	12,919,531
Texas Industries, Inc.,
7.25%, 7-15-13	400	401,000
		52,954,543
Containers - 1.89%
BPC Holding Corporation,
8.875%, 9-15-14	6,225	6,302,812
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10-15-12	800	805,000
9.875%, 10-15-14	1,600	1,618,000
Owens-Brockway Glass Container Inc.,
8.75%, 11-15-12	9,750	10,188,750
		18,914,562
Cosmetics and Toiletries - 0.15%
Chattem, Inc.,
7.0%, 3-1-14	1,500	1,496,250

Defense - 0.53%
Armor Holdings, Inc.,
8.25%, 8-15-13	3,500	3,683,750
DRS Technologies, Inc.,
6.875%, 11-1-13	1,650	1,600,500
		5,284,250
Electrical Equipment - 0.67%
Baldor Electric Company,
8.625%, 2-15-17	6,350	6,715,125

Electronic Components - 0.82%
NXP B.V. and NXP Funding LLC:
7.875%, 10-15-14	2,275	2,240,875
9.5%, 10-15-15	2,500	2,462,500
Seagate Technology HDD Holdings,
6.8%, 10-1-16	3,700	3,552,000
		8,255,375
Finance Companies - 6.36%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5-1-14	4,500	4,263,750
Ford Motor Credit Company:
9.875%, 8-10-11	5,000	5,248,165
8.105%, 1-13-12 (D)	1,650	1,645,814
Goodman Global Holdings, Inc.:
8.36%, 6-15-12 (D)	1,142	1,150,565
7.875%, 12-15-12	9,000	8,910,000
Hanover Equipment Trust 2001B,
8.75%, 9-1-11	1,850	1,900,875
KAR Holdings, Inc.,
9.35813%, 5-1-14 (C)(D)	2,050	2,044,875
Mirant Americas Generation, Inc.,
8.3%, 5-1-11	3,800	3,923,500
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9-1-12 (E)	850	777,750
PIH Acquisition Co.,
10.75%, 10-1-13 (C)	2,350	2,455,750
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11-15-14 (C)	4,000	4,010,000
10.5%, 11-15-16 (C)	7,335	7,371,675
Visant Holding Corp.,
8.75%, 12-1-13	11,650	12,116,000
Xerox Capital Trust I,
8.0%, 2-1-27	7,750	7,956,251
		63,774,970
Food and Related - 2.90%
Peak Finance LLC,
9.25%, 4-1-15 (C)	5,875	5,669,375
Pierre Merger Corp.,
9.875%, 7-15-12	6,500	6,597,500
Pilgrim's Pride Corporation:
9.625%, 9-15-11	1,000	1,038,750
7.625%, 5-1-15	4,125	4,114,687
8.375%, 5-1-17	6,250	6,187,500
Reddy Ice Holdings, Inc.,
0.0%, 11-1-12 (E)	5,875	5,522,500
		29,130,312
Forest and Paper Products - 2.03%
Buckeye Cellulose Corporation,
9.25%, 9-15-08	3,909	3,909,000
Buckeye Technologies Inc.:
8.0%, 10-15-10	11,550	11,550,000
8.5%, 10-1-13	4,750	4,856,875
		20,315,875
Health Care -- Drugs - 0.77%
Warner Chilcott Corporation,
8.75%, 2-1-15	7,479	7,684,673

Homebuilders, Mobile Homes - 0.35%
Meritage Corporation,
7.0%, 5-1-14	3,800	3,534,000

Hospital Supply and Management - 6.47%
CHS/Community Health Systems, Inc.,
8.875%, 7-15-15 (C)	7,500	7,603,125
HCA Inc.:
6.95%, 5-1-12	7,750	7,459,375
9.125%, 11-15-14 (C)	2,050	2,155,062
9.25%, 11-15-16 (C)	5,500	5,857,500
9.625%, 11-15-16 (C)	1,500	1,612,500
Psychiatric Solutions, Inc.,
7.75%, 7-15-15	7,900	7,811,125
Rural/Metro Corporation,
0.0%, 3-15-16 (E)	6,135	5,092,050
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3-15-15	4,400	4,631,000
Tenet Healthcare Corporation,
9.875%, 7-1-14	3,545	3,509,550
Triad Hospitals, Inc.,
7.0%, 11-15-13	10,225	10,748,510
United Surgical Partners International, Inc.,
8.875%, 5-1-17 (C)	6,000	6,015,000
US Oncology, Inc.,
10.75%, 8-15-14	2,250	2,407,500
		64,902,297
Hotels and Gaming - 3.96%
Gaylord Entertainment Company,
8.0%, 11-15-13	2,400	2,433,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11-15-10	7,350	7,882,875
Mandalay Resort Group,
9.375%, 2-15-10	4,500	4,747,500
MGM MIRAGE:
8.5%, 9-15-10	4,750	4,969,688
8.375%, 2-1-11	2,500	2,556,250
Pinnacle Entertainment, Inc.,
8.25%, 3-15-12	10,280	10,588,400
Pokagon Gaming Authority,
10.375%, 6-15-14 (C)	2,400	2,646,000
Vail Resorts, Inc.,
6.75%, 2-15-14	4,000	3,895,000
		39,718,713
Household -- General Products - 0.55%
Sealy Mattress Company,
8.25%, 6-15-14	3,375	3,459,375
Solo Cup Company,
8.5%, 2-15-14	2,400	2,100,000
		5,559,375
Metal Fabrication - 0.95%
Aurora Acquisition Merger Sub, Inc.:
9.0%, 12-15-14 (C)	3,400	3,429,750
10.0%, 12-15-16 (C)	2,750	2,729,375
Metals USA, Inc.,
11.125%, 12-1-15	3,100	3,379,000
		9,538,125
Mining - 0.61%
Freeport-McMoRan Copper & Gold Inc.:
8.25%, 4-1-15	1,500	1,582,500
8.56438%, 4-1-15 (D)	2,250	2,356,875
8.375%, 4-1-17	2,000	2,135,000
		6,074,375
Motion Pictures - 1.56%
AMC Entertainment Inc.,
8.0%, 3-1-14	5,300	5,194,000
Cinemark, Inc.,
0.0%, 3-15-14 (E)	11,500	10,465,000
		15,659,000
Motor Vehicles - 1.97%
General Motors Corporation,
8.375%, 7-15-33	3,000	2,737,500
Group 1 Automotive, Inc.,
8.25%, 8-15-13	5,875	6,065,937
Sonic Automotive, Inc.,
8.625%, 8-15-13	8,000	8,240,000
United Auto Group, Inc.,
7.75%, 12-15-16	2,750	2,736,250
		19,779,687
Multiple Industry - 5.35%
Cricket Communications, Inc.,
9.375%, 11-1-14	6,000	6,195,000
Dynegy Holdings Inc.,
8.375%, 5-1-16	4,000	3,910,000
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6-15-15 (C)	7,815	7,697,775
Freescale Semiconductor, Inc.:
8.875%, 12-15-14 (C)	5,750	5,491,250
9.125%, 12-15-14 (C)	3,000	2,820,000
K&F Acquisition, Inc.,
7.75%, 11-15-14	4,259	4,514,540
Mueller Water Products, Inc.,
7.375%, 6-1-17 (C)	4,380	4,343,252
Shingle Springs Tribal Gaming Authority,
9.375%, 6-15-15 (C)	3,500	3,530,625
UCI Holdco, Inc.,
12.36%, 12-15-13 (C)(D)(F)	4,244	4,274,913
Umbrella Acquisition, Inc.,
9.75%, 3-15-15 (C)	11,000	10,862,500
		53,639,855
Petroleum -- Domestic - 2.95%
Chesapeake Energy Corporation:
7.625%, 7-15-13	2,500	2,562,500
6.375%, 6-15-15	6,020	5,741,575
6.25%, 1-15-18	1,500	1,400,625
Denbury Resources Inc.:
7.5%, 4-1-13	1,750	1,750,000
7.5%, 12-15-15	3,315	3,306,712
EXCO Resources, Inc.,
7.25%, 1-15-11	6,500	6,467,500
Forest Oil Corporation,
7.75%, 5-1-14	3,500	3,535,000
Petrohawk Energy Corporation,
9.125%, 7-15-13	4,600	4,864,500
		29,628,412
Petroleum -- International - 0.98%
Newfield Exploration Company,
7.625%, 3-1-11	2,000	2,055,000
Pemex Project Funding Master Trust,
7.375%, 12-15-14	7,200	7,825,284
		9,880,284
Petroleum -- Services - 1.83%
Hanover Compressor Company:
8.625%, 12-15-10	2,350	2,423,438
7.5%, 4-15-13	1,650	1,658,250
9.0%, 6-1-14	750	793,125
R&B Falcon Corporation,
9.5%, 12-15-08	3,750	3,955,785
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11-15-15 (C)	6,475	6,507,375
Stallion Oilfield Services Ltd. and Stallion Oilfield Finance Corp.,
9.75%, 2-1-15 (C)	3,000	3,060,000
		18,397,973
Publishing - 0.77%
CBD Media Holdings LLC and CBD Holdings Finance, Inc.,
9.25%, 7-15-12	3,200	3,312,000
CBD Media LLC and CBD Finance, Inc.,
8.625%, 6-1-11	1,700	1,717,000
Dex Media West LLC and Dex Media West Finance Co.,
8.5%, 8-15-10	2,600	2,694,250
		7,723,250
Railroad - 1.81%
Kansas City Southern de Mexico, S.A. de C.V.,
7.625%, 12-1-13 (C)	1,650	1,645,875
Kansas City Southern Railway Company (The),
7.5%, 6-15-09	10,550	10,470,875
TFM, S.A. de C.V.,
9.375%, 5-1-12	5,625	6,018,750
		18,135,500
Real Estate Investment Trust - 1.49%
Host Hotels & Resorts, L.P.,
6.875%, 11-1-14	2,000	1,977,500
Host Marriott, L.P.,
7.125%, 11-1-13	13,000	12,983,750
		14,961,250
Restaurants - 0.83%
NPC International, Inc.,
9.5%, 5-1-14	8,540	8,283,800

Retail -- Food Stores - 1.82%
Couche-Tard U.S. L.P. and Couche-Tard Financing Corp.,
7.5%, 12-15-13	2,525	2,543,937
Pantry, Inc. (The),
7.75%, 2-15-14	5,175	5,045,625
Stater Bros. Holdings Inc.,
8.125%, 6-15-12	10,605	10,684,538
		18,274,100
Retail -- General Merchandise - 0.82%
Dollar General Corporation,
10.625%, 7-15-15 (C)	7,000	6,755,000
Interline Brands, Inc.,
8.125%, 6-15-14	1,500	1,511,250
		8,266,250
Retail -- Specialty Stores - 2.65%
Claire's Stores, Inc.:
9.25%, 6-1-15 (C)	4,000	3,800,000
9.625%, 6-1-15 (C)(F)	4,250	3,895,448
10.5%, 6-1-17 (C)	4,000	3,650,000
Michaels Stores, Inc.,
10.0%, 11-1-14 (C)	5,050	5,176,250
Nebraska Book Company, Inc.,
8.625%, 3-15-12	6,235	6,188,237
United Rentals (North America), Inc.,
7.0%, 2-15-14	4,000	3,900,000
		26,609,935
Security and Commodity Brokers - 1.41%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11-15-11	6,040	6,047,550
8.875%, 12-1-13	3,400	3,553,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3-15-12	4,413	4,578,487
		14,179,037
Steel - 0.21%
PNA Group, Inc.,
10.75%, 9-1-16 (C)	1,920	2,092,800

Timesharing and Software - 0.32%
iPayment, Inc.,
9.75%, 5-15-14	3,200	3,200,000

Trucking and Shipping - 0.39%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11-15-10	4,000	3,880,000

Utilities -- Electric - 1.98%
Aquila, Inc.,
14.875%, 7-1-12	6,500	8,287,500
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12-31-13	5,600	5,726,000
NRG Energy, Inc.,
7.375%, 2-1-16	1,995	1,999,988
Tenaska Alabama Partners, L.P.,
7.0%, 6-30-21 (C)	3,771	3,858,431
		19,871,919

Utilities -- Gas and Pipeline - 1.07%
Copano Energy, L.L.C.,
8.125%, 3-1-16	4,650	4,719,750
Williams Companies, Inc. (The):
8.125%, 3-15-12	2,650	2,812,313
7.625%, 7-15-19	3,000	3,165,000
		10,697,063
Utilities -- Telephone - 2.05%
American Tower Corporation,
7.5%, 5-1-12	3,750	3,853,125
MetroPCS Communications, Inc.,
9.25%, 11-1-14 (C)	8,000	8,260,000
Quest Communications International Inc., Series B,
7.5%, 2-15-14	3,000	3,037,500
Qwest Corporation,
8.875%, 3-15-12	5,000	5,387,500
		20,538,125

TOTAL CORPORATE DEBT SECURITIES - 93.30%		$935,844,377

(Cost: $928,675,878)

SHORT-TERM SECURITIES

Construction Materials - 0.64%
Black & Decker Corp.,
5.45%, 7-2-07	6,357	6,356,038

Forest and Paper Products - 1.99%
Sonoco Products Co.,
5.52%, 7-2-07	20,000	19,996,933

Household -- General Products - 0.50%
Clorox Co.,
5.4%, 7-3-07	5,000	4,998,500

Retail -- Food Stores - 0.84%
Kroger Co. (The),
5.63%, 7-2-07	8,440	8,438,680

Retail -- Specialty Stores - 0.50%
Limited Brands,
5.36%, 7-3-07	5,000	4,998,511

Utilities -- Gas and Pipeline - 0.97%
Questar Corporation,
5.4%, 7-3-07	9,770	9,767,069

TOTAL SHORT-TERM SECURITIES - 5.44%		$54,555,731

(Cost: $54,555,731)

TOTAL INVESTMENT SECURITIES - 100.00%		$1,003,073,913

(Cost: $993,629,818)

Notes to Schedule of Investments

*No dividends were paid during the preceding 12 months.

(A)Security valued in good faith by the Valuation Committee appointed by the Board of Directors.

(B)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security has been determined to be illiquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of this security amounted to 0.00% of total investments.

(C)Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At June 30, 2007, the total value of these securities amounted to $179,654,031 or 17.91% of total investments.

(D)Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2007.

(E)These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

(F)Payment in kind bond.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: August 29, 2007

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: August 29, 2007